SEGMENT REPORTING - Reconciliation of Segment Net Revenue To Segment Adjusted Gross Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 272,071	$ 273,868	$ 218,138
Adjusted cost of goods sold	77,354	70,315	(67,723)
Adjusted gross profit	194,717	203,553	150,415
Obagi
Segment Reporting Information [Line Items]
Net revenue	161,627	149,266	117,651
Adjusted cost of goods sold	38,403	30,697	(33,922)
Adjusted gross profit	123,224	118,569	83,729
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	110,444	124,602	100,487
Adjusted cost of goods sold	38,951	39,618	(33,801)
Adjusted gross profit	$ 71,493	$ 84,984	$ 66,686